Fees Summary	Aug. 02, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 35,480,000
Previously Paid Amount	0.00
Total Fee Amount	5,236.85
Total Offset Amount	0.00
Net Fee	5,236.85
Narrative - Max Aggregate Offering Price	$ 35,480,000
Final Prospectus	true